Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders Equity - USD ($) $ in Thousands	Common Stock Redeemable Preferred Stock	Common Stock	Additional paid-in capital	Treasury stock	Retained Earnings / (Accumulated	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2023		$ 433	$ 471,216	$ (15,636)	$ 81,388		$ 537,401
Balance (in shares) at Dec. 31, 2023		41,305
Issue of common stock		$ 5	(5)
Issue of common stock (in shares)		537
Share-based compensation			1,699				1,699
Preferred dividends					(1,695)		(1,695)
Common dividends					(21,618)		(21,618)
Net income					101,928		101,928
Balance at Jun. 30, 2024		$ 439	472,910	(15,636)	160,003		617,715
Balance (in shares) at Jun. 30, 2024	41,842	41,842
Balance at Dec. 31, 2023						$ 37,043
Balance (in shares) at Dec. 31, 2023						40
Balance at Jun. 30, 2024						$ 37,043
Balance (in shares) at Jun. 30, 2024						40
Balance at Mar. 31, 2024		$ 436	472,040	(15,636)	111,103		567,943
Balance (in shares) at Mar. 31, 2024	41,535
Issue of common stock		3	(3)
Issue of common stock (in shares)	307
Share-based compensation			872				872
Common dividends					(12,944)		(12,944)
Preferred dividends					(848)		(848)
Net income					62,692		62,692
Balance at Jun. 30, 2024		$ 439	472,910	(15,636)	160,003		617,715
Balance (in shares) at Jun. 30, 2024	41,842	41,842
Balance at Mar. 31, 2024						$ 37,043
Balance (in shares) at Mar. 31, 2024						40
Balance at Jun. 30, 2024						$ 37,043
Balance (in shares) at Jun. 30, 2024						40
Balance at Dec. 31, 2024		$ 440	475,812	(33,524)	164,914		607,642
Balance (in shares) at Dec. 31, 2024		40,455
Issue of common stock		$ 2	(2)
Issue of common stock (in shares)		239
Share-based compensation			1,289				1,289
Common dividends					(5,268)		(5,268)
Preferred dividends					(1,265)		(1,265)
Net income					15,853		15,853
Balance at Jun. 30, 2025		$ 443	477,098	(33,524)	174,234		618,251
Balance (in shares) at Jun. 30, 2025	40,694	40,694
Balance at Dec. 31, 2024						$ 27,782	27,782
Balance (in shares) at Dec. 31, 2024						30
Balance at Jun. 30, 2025						$ 27,782	27,782
Balance (in shares) at Jun. 30, 2025						30
Balance at Mar. 31, 2025		$ 442	476,458	(33,524)	167,301		610,677
Balance (in shares) at Mar. 31, 2025	40,624
Issue of common stock		1	(1)
Issue of common stock (in shares)	70
Share-based compensation			642				642
Common dividends					(2,031)		(2,031)
Preferred dividends					(637)		(637)
Net income					9,599		9,599
Balance at Jun. 30, 2025		$ 443	$ 477,098	$ (33,524)	$ 174,234		618,251
Balance (in shares) at Jun. 30, 2025	40,694	40,694
Balance at Mar. 31, 2025						$ 27,782
Balance (in shares) at Mar. 31, 2025						30
Balance at Jun. 30, 2025						$ 27,782	$ 27,782
Balance (in shares) at Jun. 30, 2025						30